Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Estimated Life	December 31, 2019	December 31, 2018
Computer equipment	5 years	$17,178	$15,589
Furniture and fixtures	7 years	19,158	19,158
Total property and equipment		36,336	34,747
Accumulated depreciation		(20,680)	(14,587)
Property and equipment, net		$15,656	$20,160

Depreciation expense of approximately $6,100 and $5,700 was recognized for each of the years ended December 31, 2019 and 2018, respectively, and is classified in general and administrative expense in the accompanying Statements of Operations and Comprehensive Loss.